Fair Value Measurements (Narrative) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Facility Limit	$ 6,000,000,000	[1]	$ 6,000,000,000	[1]	$ 5,500,000,000
Impairment of assets and other charges			403,000,000		15,000,000	$ 4,000,000
Revolving Credit Facility | Atlantic Coast Pipeline | Financial Guarantee [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Facility Limit							$ 3,400,000,000
Guarantee liability							$ 30,000,000
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Facility Limit	6,000,000,000	[2]	6,000,000,000	[2]	5,500,000,000
Unrealized gains and losses included in earnings in Level 3 fair value category			0		0	0
Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Facility Limit	1,500,000,000	[3]	1,500,000,000	[3]	1,500,000,000
Impairment of assets and other charges	219,000,000		163,000,000		15,000,000
Asset impairment charges, after tax	165,000,000
Property, plant and equipment estimated fair value	$ 190,000,000		190,000,000
Unrealized gains and losses included in earnings in Level 3 fair value category			$ 0		$ 0	$ 0

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.